Performance Management	Oct. 01, 2025
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]
Performance Table Narrative

The section of the Credit Suisse Floating Rate High Income Fund’s Summary Prospectus entitled “Performance” and the section of the Funds’ Prospectus entitled “Fund Summaries—Credit Suisse Floating Rate High Income Fund—Performance” is supplemented as follows:

Effective October 1, 2025, the benchmark against which the Fund measures its performance will be changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index. Fund management believes that the new benchmark is more representative of the Fund’s strategy.

For the one year, five year and ten year periods ended December 31, 2024, the average annual total returns for the Morningstar LSTA US Leveraged Loan Index were 8.93%, 5.85%, and 5.14%, respectively.

Performance Table Market Index Changed	Effective October 1, 2025, the benchmark against which the Fund measures its performance will be changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index. Fund management believes that the new benchmark is more representative of the Fund’s strategy.
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund
Prospectus [Line Items]
Performance Table Narrative

The section of the Credit Suisse Strategic Income Fund’s Summary Prospectus entitled “Performance” and the section of the Funds’ Prospectus entitled “Fund Summaries—Credit Suisse Strategic Income Fund—Performance” is supplemented as follows:

Effective October 1, 2025, the benchmark against which the Fund measures its performance will be changed from the ICE BofA US 3-Month Treasury Bill Index to a blend of 50% Morningstar LSTA US Leveraged Loan Index + 50% ICE BofA US High Yield Constrained Index (the “Customized Reference Benchmark”). Fund management believes that the new benchmark is more representative of the Fund’s strategy. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

For the one year, five year and ten year periods ended December 31, 2024, the average annual total returns for Customized Reference Benchmark were 8.59%, 4.98%, and 5.14%, respectively. For the one year, five year and ten year periods ended December 31, 2024, the average annual total returns for the Bloomberg US Aggregate Bond Index were 1.25%, -0.33%, and 1.35%, respectively.

Performance Table Market Index Changed	Effective October 1, 2025, the benchmark against which the Fund measures its performance will be changed from the ICE BofA US 3-Month Treasury Bill Index to a blend of 50% Morningstar LSTA US Leveraged Loan Index + 50% ICE BofA US High Yield Constrained Index (the “Customized Reference Benchmark”). Fund management believes that the new benchmark is more representative of the Fund’s strategy. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.